RELATED-PARTY TRANSACTIONS - Key Management compensation and other information from related parties (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2021 BRL (R$) EquityInstruments	Dec. 31, 2020 BRL (R$) EquityInstruments	Dec. 31, 2019 EquityInstruments
RELATED PARTY TRANSACTIONS
Cost of social charges, related to the management | R$	R$ 23,266	R$ 27,830
Key Management personnel (Board of Directors and executive officers)
RELATED PARTY TRANSACTIONS
Key management salaries, variable compensation and benefits | R$	61,747	33,773
Contributions to management's defined contribution pension plans | R$	1,932	1,416
Key management long-term incentive plans | R$	19,637	19,328
Fundacao Gerdau, Instituto Gerdau and Fundacao Ouro Branco
RELATED PARTY TRANSACTIONS
Contributions to defined contribution pension plans | R$	35,595	R$ 104,322
Brasil ao Cubo Construo modular Ltda
RELATED PARTY TRANSACTIONS
Other non-current assets related party transaction | R$	R$ 91,666
Restricted and Performance Shares | Key Management personnel (Board of Directors and executive officers)
Restricted shares granted to Management
Balance, beginning of year | EquityInstruments	6,456,248	6,717,872	6,375,547
Granted | EquityInstruments	709,990	733,218	1,083,116
Exercised | EquityInstruments	(3,453,802)	(937,325)	(627,076)
Cancelled | EquityInstruments		(64,112)	(38,553)
Others | EquityInstruments		(6,595)	75,162
Balance, end of year | EquityInstruments	3,712,436	6,456,248	6,717,872